CONTINGENCIES AND COMMITMENTS (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 578.0	$ 549.0
Less than 1 year
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	329.3	297.5
Between 1 and 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	245.5	249.6
Later than 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 3.2	$ 1.9